Document and Entity Information	May 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2023
Entity File Number	000-52985
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-1176000
Entity Address, Address Line One	11495 Valley
Entity Address, Address Line Two	View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	770
Local Phone Number	419-7525
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false